Other Liabilities	12 Months Ended
Mar. 31, 2024
Other Liabilities Disclosure [Abstract]
Other Liabilities

Note 10 - Other Liabilities

Other liabilities consist of the following:

	As of March 31,
	2024	2023
Accrued compensation and related benefits	$3,777	$2,764
Finance lease obligations, non-current	162	235
Other	9	9
Other liabilities	$3,948	$3,008